Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights [Member]
Assets:
Assets, Total	$ 2,549	$ 0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Assets, Total	66,097	50,605
Other Observable Inputs (Level 2) [Member]
Assets:
Assets, Total	202,630	216,554
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Assets, Total	837,373	832,589
Recurring [Member]
Assets:
Assets, Total	202,795	213,806
Recurring [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	2,030	2,054
Recurring [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	55,180	70,314
Recurring [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	107,872	107,329
Recurring [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	35,164	34,109
Recurring [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	2,549
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Assets, Total	2,030	2,054
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	2,030	2,054
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	0
Recurring [Member] | Other Observable Inputs (Level 2) [Member]
Assets:
Assets, Total	198,216	211,752
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	55,180	70,314
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	107,872	107,329
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	35,164	34,109
Recurring [Member] | Other Observable Inputs (Level 2) [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Assets, Total	2,549	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasury [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Government sponsored enterprises [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Asset-backed securities [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of states and political subdivisions [Member]
Assets:
Assets, Total	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Mortgage servicing rights [Member]
Assets:
Assets, Total	$ 2,549